Income tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ (95.0)
Unused tax losses	€ 91.8		€ 88.3		€ 74.7
Deferred tax rate (percent)	25.80%
Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			86.2		74.2
FRANCE | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 367.0		€ 331.0		€ 284.0
UNITED STATES | Unused Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset | $		$ 0.2		$ 3.1		$ 3.7